1 (212) 318-6736

ryanjohnson@paulhastings.com

November 29, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Comstock Funds, Inc. (the "Fund")
File Nos. 033-40771/811-05502

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 52 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on November 26, 2021 (Accession #0001387131-21-011537).

If you have any questions, concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Ryan Johnson
Ryan Johnson
for PAUL HASTINGS LLP

cc:	B. Alpert
J. Ball
P. Goldstein
A. Ward